Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information about executive compensation, compensation paid and the Company’s performance.
Year	Summary Compensation Table Total for PEO Leahy(1)	Summary Compensation Table Total for PEO Berle(1)	Summary Compensation Table Total for PEO Lindblad(1)	Compensation Actually Paid to PEO Leahy(1)(2)(3)	Compensation Actually Paid to PEO Berle(1)(2)(3)	Compensation Actually Paid to PEO Lindblad(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of $100 Investment Based On:(4)		Net Loss Available to Stockholders (millions)	Adjusted EDITDA (millions)(6)
									Total Shareholder Return	Peer Group Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2025	$6,291,465	N/A	N/A	$7,418,619	N/A	N/A	$1,323,247	$734,532	$84.23	$217.54	$(34.6)	$126.2
2024	N/A	N/A	$725,101	N/A	N/A	$578,526	$2,452,181	$2,639,717	$69.28	$193.78	$(35.8)	$91.2
2023	N/A	$1,463,127	$2,352,502	N/A	$(1,805,574)	$2,763,516	$1,959,443	$2,147,119	$65.83	$147.63	$(50.0)	$71.2
2022	N/A	$1,635,303	N/A	N/A	$(3,740,733)	N/A	$1,827,250	$722,410	$44.98	$92.28	$(116.1)	$(11.5)
2021	N/A	$6,936,263	$811,127	N/A	$10,277,472	$(896,178)	$967,846	$719,423	$91.12	$121.64	$(124.7)	$(64.0)

(1)
Ms. Leahy was the Principle Executive Officer (“PEO”) during 2025, Mr. Berle was the PEO during 2023, 2022 and 2021, Mr. Lindblad was the PEO during 2024, 2023 and 2021. The Non-PEO NEOs for each year were Mr. Goldberg, Mr. Byus, Mr. Bressler and Mr. Brodsky for 2025, Mr. Goldberg, Mr. Dryden, Mr. Felenstein, Mr. Byus, Mr. Bressler, and Mr. Brodsky for 2024, Mr. Felenstein, Mr. Byus, Mr. Bressler, and Mr. Brodsky for 2023, 2022 and 2021, and included Mr. Goodman for 2022 and 2021. Mr. Berle’s 2021 compensation included $5.2 million of option awards, and $1.0 million of RSUs which were awarded with a five-year vesting period, on condition that he purchase $1.0 million of Company stock, which was done before the RSUs were awarded.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Leahy
	2021	2022	2023	2024	2025
SCT Total	$—	$—	$—	$—	$6,291,465
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	(3,974,160)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	4,836,183
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	265,131
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid	$—	$—	$—	$—	$7,418,619
	PEO Berle
	2021	2022	2023	2024	2025
SCT Total	$6,936,263	$1,635,303	$1,463,127	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,242,973)	(575,000)	(1,149,992)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	9,584,182	278,231	—	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(4,429,394)	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(649,872)	539,052	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(2,657,761)	—	—
Compensation Actually Paid	$10,277,472	$(3,740,733)	$(1,805,574)	$—	$—
	PEO Lindblad
	2021	2022	2023	2024	2025
SCT Total	$811,127	$—	$2,352,502	$725,101	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(772,519)	—	(1,996,000)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	748,831	—	2,254,000	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(466,575)	—	76,040	59,000	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	124,019	—	107,579	(205,575)	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,341,061)	—	(30,605)	—	—
Compensation Actually Paid	$(896,178)	$—	$2,763,516	$578,526	$—
	NEO
	2021	2022	2023	2024	2025
SCT Total	$967,846	$1,827,250	$1,959,443	$2,452,181	$1,323,247
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(345,728)	(1,010,633)	(942,749)	(1,704,650)	(337,245)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	303,478	341,776	1,078,747	719,391	404,606
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(239,077)	(363,226)	189,140	38,540	126,657
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,504,918	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	32,904	(72,757)	43,649	(80,734)	(105,396)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(181,111)	(289,929)	(677,337)
Compensation Actually Paid	$719,423	$722,410	$2,147,119	$2,639,717	$734,532

(4)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 31, 2020 and ending on the last day in FY 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Current Peer Group” represents the S&P 1500 Hotels, Resorts and Cruise Lines Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report.

Company Selected Measure Name	Adjusted EDITDA
Named Executive Officers, Footnote
(1)
Ms. Leahy was the Principle Executive Officer (“PEO”) during 2025, Mr. Berle was the PEO during 2023, 2022 and 2021, Mr. Lindblad was the PEO during 2024, 2023 and 2021. The Non-PEO NEOs for each year were Mr. Goldberg, Mr. Byus, Mr. Bressler and Mr. Brodsky for 2025, Mr. Goldberg, Mr. Dryden, Mr. Felenstein, Mr. Byus, Mr. Bressler, and Mr. Brodsky for 2024, Mr. Felenstein, Mr. Byus, Mr. Bressler, and Mr. Brodsky for 2023, 2022 and 2021, and included Mr. Goodman for 2022 and 2021. Mr. Berle’s 2021 compensation included $5.2 million of option awards, and $1.0 million of RSUs which were awarded with a five-year vesting period, on condition that he purchase $1.0 million of Company stock, which was done before the RSUs were awarded.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

Peer Group Issuers, Footnote
(5)
“Current Peer Group” represents the S&P 1500 Hotels, Resorts and Cruise Lines Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	PEO Leahy
	2021	2022	2023	2024	2025
SCT Total	$—	$—	$—	$—	$6,291,465
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	(3,974,160)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	—	—	—	4,836,183
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	265,131
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid	$—	$—	$—	$—	$7,418,619
	PEO Berle
	2021	2022	2023	2024	2025
SCT Total	$6,936,263	$1,635,303	$1,463,127	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,242,973)	(575,000)	(1,149,992)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	9,584,182	278,231	—	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(4,429,394)	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(649,872)	539,052	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(2,657,761)	—	—
Compensation Actually Paid	$10,277,472	$(3,740,733)	$(1,805,574)	$—	$—
	PEO Lindblad
	2021	2022	2023	2024	2025
SCT Total	$811,127	$—	$2,352,502	$725,101	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(772,519)	—	(1,996,000)	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	748,831	—	2,254,000	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(466,575)	—	76,040	59,000	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	124,019	—	107,579	(205,575)	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,341,061)	—	(30,605)	—	—
Compensation Actually Paid	$(896,178)	$—	$2,763,516	$578,526	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,323,247	$ 2,452,181	$ 1,959,443	$ 1,827,250	$ 967,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ 734,532	2,639,717	2,147,119	722,410	719,423
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
	NEO
	2021	2022	2023	2024	2025
SCT Total	$967,846	$1,827,250	$1,959,443	$2,452,181	$1,323,247
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(345,728)	(1,010,633)	(942,749)	(1,704,650)	(337,245)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	303,478	341,776	1,078,747	719,391	404,606
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(239,077)	(363,226)	189,140	38,540	126,657
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,504,918	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	32,904	(72,757)	43,649	(80,734)	(105,396)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(181,111)	(289,929)	(677,337)
Compensation Actually Paid	$719,423	$722,410	$2,147,119	$2,639,717	$734,532

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The graph below illustrates the relationship between TSR and the Peer Group TSR as well as the relationship between CAP and TSR for the PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Net Income for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure).   The graph below reflects the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s Adjusted EBITDA for the applicable fiscal year.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP.   The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the named executive officers for FY 2025. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance-based stock awards. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation.
•
Adjusted EBITDA

•
Net Yield

•
Stock Price

Total Shareholder Return Amount	$ 84.23	69.28	65.83	44.98	91.12
Peer Group Total Shareholder Return Amount	217.54	193.78	147.63	92.28	121.64
Net Income (Loss)	$ (34,600,000)	$ (35,800,000)	$ (50,000,000)	$ (116,100,000)	$ (124,700,000)
Company Selected Measure Amount	126.2	91.2	71.2	(11.5)	(64.0)
PEO Name	Ms. Leahy
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. A reconciliation of Adjusted EBITDA can be found in our Annual Report.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Yield
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Leahy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,291,465
PEO Actually Paid Compensation Amount	7,418,619
Lindblad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		725,101	2,352,502		811,127
PEO Actually Paid Compensation Amount		578,526	2,763,516		(896,178)
Non-PEO NEO Average Total Compensation Amount	1,323,247	2,452,181	1,959,443	1,827,250	967,846
Non-PEO NEO Average Compensation Actually Paid Amount	734,532	2,639,717	2,147,119	722,410	719,423
Berle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,463,127	1,635,303	6,936,263
PEO Actually Paid Compensation Amount			(1,805,574)	(3,740,733)	10,277,472
Adjustment to Compensation, Amount
Shares Issued, Value, Share-Based Compensation Arrangement, Stock Option Awards			5,200,000
Shares Issued, Value, Share-Based Compensation Arrangement, Restricted Stock Units			1,000,000
Stock to be Purchased on Condition at Issue of Restricted Stock Units, Value			1,000,000
PEO | Leahy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,974,160)
PEO | Leahy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,836,183
PEO | Leahy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leahy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,131
PEO | Leahy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leahy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lindblad [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lindblad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,996,000)		(772,519)
PEO | Lindblad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,254,000		748,831
PEO | Lindblad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		59,000	76,040		(466,575)
PEO | Lindblad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Lindblad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(205,575)	107,579		124,019
PEO | Lindblad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,605)		(1,341,061)
PEO | Berle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,149,992)	(575,000)	(6,242,973)
PEO | Berle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				278,231	9,584,182
PEO | Berle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,429,394)
PEO | Berle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Berle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			539,052	(649,872)
PEO | Berle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,657,761)
Non-PEO NEO | Lindblad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(337,245)	(1,704,650)	(942,749)	(1,010,633)	(345,728)
Non-PEO NEO | Lindblad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,606	719,391	1,078,747	341,776	303,478
Non-PEO NEO | Lindblad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,657	38,540	189,140	(363,226)	(239,077)
Non-PEO NEO | Lindblad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,504,918
Non-PEO NEO | Lindblad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,396)	(80,734)	43,649	(72,757)	32,904
Non-PEO NEO | Lindblad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (677,337)	$ (289,929)	$ (181,111)